Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Concentration Risk [Line Items]
Schedule of concentration of risk

	Fiscal Year Ended
	2019	2020
Customer 1	35%	24%
Customer 2	3%	13%
Customer 3	14%	12%
Customer 4	8%	10%
Customer 5	11%	9%
Total	71%	68%

Revenue [Member] | Customer Concentration Risk
Concentration Risk [Line Items]
Schedule of concentration of risk

	For the three months ended November 30,		For the nine months ended November 30,
	2020	2019	2020	2019
Customer 1	17%	27%	17%	27%
Customer 2	10%	12%	11%	12%
Customer 3	10%	11%	10%	11%
Total	37%	50%	38%	50%

Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Schedule of concentration of risk	Accounts receivable outstanding related to these customers at November 30, 2020 was as follows:

November 30, 2020
Customer 1	$1,642
Customer 2	45
Customer 3	8,196